Significant Accounting Policies (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrants	$ 2,035,378	$ 1,117,321
Capital note	57,658	45,493
Total financial liabilities	2,093,036	1,162,814
Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrants
Capital note
Total financial liabilities
Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrants
Capital note
Total financial liabilities
Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrants	2,035,378	1,117,321
Capital note	57,658	45,493
Total financial liabilities	$ 2,093,036	$ 1,162,814